Selected Quarterly Information (Unaudited) (Details) - Schedule of selected quarterly information (unaudited) - Parent [Member] - USD ($)	3 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Selected Quarterly Information (Unaudited) (Details) - Schedule of selected quarterly information (unaudited) [Line Items]
Operating costs	$ 513,718	$ 578,996	$ 148,100	$ 175,067	$ 194,065	$ 170,280	$ 186,300	$ 229,889
Interest income	510,942	635,824	770,755	733,515	698,688	628,346	513,904	292,038
Unrealized gain gain on marketable securities	(11,567)	17,938	(4,268)	7,485	13,507	(19,592)	36,642	(16,762)
Net income (loss)	$ (82,548)	$ (30,315)	$ 488,526	$ 444,697	$ 411,274	$ 346,395	$ 287,754	$ 35,856
Basic and diluted loss per share (in Dollars per share)	$ (0.10)	$ (0.15)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.05)